Interests in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Interests In Associates And Joint Ventures [Line Items]
Disclosure of investments in associates and joint ventures [text block]
Investments in associates and joint ventures
USD million	2020	2019
Carrying amount at the beginning of the year	1,051	1,099
Additions[1]	388	0
Disposals	0	0
Share of comprehensive income	83	25
of which: share of net profit[2]	84	46
of which: share of other comprehensive income[3]	(1)	(21)
Share of changes in retained earnings	(40)	0
Dividends received	(33)	(83)
Impairment	0	(1)
Foreign currency translation	108	11
Carrying amount at the end of the year	1,557	1,051
of which: associates	1,513	1,010
of which: SIX Group AG, Zurich[4]	965	887
of which: Clearstream Fund Centre AG, Zurich[1]	399
of which: other associates	150	123
of which: joint ventures	44	41
1 On 30 September 2020, UBS completed the sale of a 51.2% stake in Fondcenter AG to Clearstream and deconsolidated the entity in accordance with IFRS 10, Consolidated Financial Statements. The retained minority shareholding of 48.8% is accounted for as an associate and increased the investments in associates by USD 385 million upon completion of the transaction. Refer to Note 29 for more information. 2 For 2020, consists of USD 64 million from associates and USD 19 million from joint ventures. For 2019, consists of USD 28 million from associates and USD 18 million from joint ventures. 3 For 2020, consists of negative USD 1 million from associates. For 2019, consists of negative USD 22 million from associates and USD 1 million from joint ventures. 4 In 2020, UBS AG’s equity interest amounts to 17.31%. UBS AG is represented on the Board of Directors.

UBS AG
Disclosure Interests In Associates And Joint Ventures [Line Items]
Disclosure of investments in associates and joint ventures [text block]
Investments in associates and joint ventures
USD million	2020	2019
Carrying amount at the beginning of the year	1,051	1,099
Additions[1]	388	0
Disposals	0	0
Share of comprehensive income	83	25
of which: share of net profit[2]	84	46
of which: share of other comprehensive income[3]	(1)	(21)
Share of changes in retained earnings	(40)	0
Dividends received	(33)	(83)
Impairment	0	(1)
Foreign currency translation	108	11
Carrying amount at the end of the year	1,557	1,051
of which: associates	1,513	1,010
of which: SIX Group AG, Zurich[4]	965	887
of which: Clearstream Fund Centre AG, Zurich[1]	399
of which: other associates	150	123
of which: joint ventures	44	41
1 On 30 September 2020, UBS AG completed the sale of a 51.2% stake in Fondcenter AG to Clearstream and deconsolidated the entity in accordance with IFRS 10, Consolidated Financial Statements. The retained minority shareholding of 48.8% is accounted for as an associate and increased the investments in associates by USD 385 million upon completion of the transaction. Refer to Note 29 for more information. 2 For 2020, consists of USD 64 million from associates and USD 19 million from joint ventures. For 2019, consists of USD 28 million from associates and USD 18 million from joint ventures. 3 For 2020, consists of negative USD 1 million from associates. For 2019, consists of negative USD 22 million from associates and USD 1 million from joint ventures. 4 In 2020, UBS AG’s equity interest amounts to 17.31%. UBS AG is represented on the Board of Directors.